Taxation (Tables)	12 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
Schedule of analysis of taxation charge for the year	(a) Analysis of taxation charge for the year

	United Kingdom			Rest of world			Total
	2025 $ million	2024 $ million	2023 $ million	2025 $ million	2024 $ million	2023 $ million	2025 $ million	2024 $ million	2023 $ million
Current tax
Current year	157	134	192	987	983	1,056	1,144	1,117	1,248
Adjustments in respect of prior years	(22)	(7)	41	(19)	(4)	(46)	(41)	(11)	(5)
	135	127	233	968	979	1,010	1,103	1,106	1,243
Deferred tax
Origination and reversal of temporary differences	41	39	36	(164)	113	(93)	(123)	152	(57)
Changes in tax rates	—	—	—	4	(18)	13	4	(18)	13
Adjustments in respect of prior years	8	16	7	7	38	(43)	15	54	(36)
	49	55	43	(153)	133	(123)	(104)	188	(80)
Taxation on profit	184	182	276	815	1,112	887	999	1,294	1,163

Schedule of exceptional tax (credits)/charges	(b) Exceptional tax charges/(credits)
The taxation charge includes the following exceptional items:

	2025 $ million	2024 $ million	2023 $ million
Brand, goodwill and other assets impairment(1)	(138)	63	(154)
Restructuring programme(2)	(46)	(15)	(27)
Distribution model change in France(3)	(36)	—	—
Various dispute and litigation matters(4)	(12)	(23)	—
Disposal of businesses and brands(5)	3	(1)	37
Borrowing costs capitalised(6)	15	—	—
US guarantee fee claim(7)	—	—	(68)
Distribution termination fee	—	—	(14)
	(214)	24	(226)
(1) In the year ended 30 June 2025, impairment charges recognised within exceptional operating items resulted in exceptional tax credits of $30 million in respect of Distill Ventures, $55 million in respect of the Aviation American Gin brand and tangible fixed assets, $40 million in respect of various US brands, tangible fixed assets and inventory and $13 million in respect of the Bell’s whisky brand. In the year ended 30 June 2024, an exceptional tax charge of $95 million was recognised in relation to the reversal of the Shui Jing Fang brand impairment charge, partially offset by an exceptional tax credit of $19 million in respect of the impairment of the Chase brand and the related tangible fixed assets and an exceptional tax credit of $13 million on brand impairments in the
US ready-to-drink portfolio. In the year ended 30 June 2023, an exceptional tax credit of $154 million was recognised mainly in respect of the impairment of the McDowell's brand.
(2) In the year ended 30 June 2025, an exceptional tax credit of $46 million was recognised in respect of restructuring programmes.
(3)In the year ended 30 June 2025, an exceptional tax credit of $36 million was recognised in respect of the transformation of the distribution model in France as the company agreed with LVMH to exit from their joint operation and to terminate the existing distribution agreements for Diageo brands.
(4)In the year ended 30 June 2025, an exceptional tax credit of $12 million was recognised in respect of various dispute and litigation matters in North America and Europe, including certain costs and expenses associated therewith. In the year ended 30 June 2024, an exceptional tax credit of $23 million was recorded in relation to various dispute and litigation matters in North America, including certain costs and expenses associated therewith.
(5)In the year ended 30 June 2023, the exceptional net tax charge of $37 million mainly comprised a tax charge of $52 million in respect of the sale of Guinness Cameroun S.A., partially offset by a tax credit of $11 million in respect of the sale of certain USL businesses.
(6)In the year ended 30 June 2025, an exceptional tax charge of $15 million was recognised in relation to the capitalisation of borrowing costs on the purchase of property, plant, equipment and computer software in the prior year.
(7)In the year ended 30 June 2023, an exceptional tax credit of $68 million was recognised in respect of the deductibility of fees paid to Diageo plc for guaranteeing externally issued debt of US group entities. Following engagement with the tax authorities, guarantee fees for the periods ended 30 June 2012 to 30 June 2022 are fully deductible.

Schedule of taxation rate reconciliation and factors that may affect future tax charges	(c) Taxation rate reconciliation and factors that may affect future tax charges

	2025 $ million	2025%	2024 $ million	2024%	2023 $ million	2023%
Profit before taxation	3,537		5,460		5,642
Share of after tax results of associates and joint ventures	193		414		443
Profit before taxation excluding share of after tax results of associates and joint ventures	3,344		5,046		5,199
Notional charge at UK corporation tax rate	836	25.0	1,262	25.0	1,066	20.5
Differences in overseas tax rates	(45)	(1.3)	(86)	(1.7)	116	2.3
Non-taxable gain on disposals of businesses	(28)	(0.7)	—	—	—	—
Disposal of businesses and brands	54	1.6	17	0.3	(42)	(0.8)
Other items not chargeable	(69)	(2.1)	(72)	(1.4)	(76)	(1.5)
Impairment	105	3.1	6	0.1	(8)	(0.2)
Other items not deductible	105	3.1	70	1.4	85	1.6
Irrecoverable withholding taxes	60	1.8	55	1.1	46	0.9
Movement in provision in respect of uncertain tax positions(1)	18	0.5	6	0.1	34	0.7
Changes in tax rates	4	0.1	(18)	(0.4)	13	0.3
Adjustments in respect of prior years(2)	(41)	(1.2)	54	1.1	(71)	(1.4)
Taxation on profit / Reported tax rate(3)	999	29.9	1,294	25.6	1,163	22.4
Tax rate before exceptional items(3)	—	24.9	—	25.1	—	24.8
(1) Movement in provision in respect of uncertain tax positions includes both current and prior year uncertain tax position movements.
(2) Excludes prior year movement in provisions. Included in the year ended 30 June 2023 was an exceptional tax credit of $68 million in respect of the deductibility of fees paid to Diageo plc for guaranteeing externally issued debt of its US group entities.
(3) Definitions of reported tax rate and tax rate before exceptional items have been revised to exclude the share of after tax results of associates and joint ventures from profit before taxation, as this represents post-tax profit, hence is considered as a non-essential factor of the calculation. The presentation of the reported tax rate and the tax rate before exceptional items for the years ended 30 June 2023 and 30 June 2024 has been aligned to the new definition.

Schedule of deferred tax assets and liabilities	(d) Deferred tax assets and liabilities
Deferred tax recognised in the consolidated balance sheet comprise the following net deferred tax (liabilities)/assets:

	Property, plant and equipment $ million	Intangible assets $ million	Post- employment plans $ million	Tax losses $ million	Other temporary differences(1) $ million	Total $ million
At 30 June 2023	(585)	(2,313)	(141)	62	404	(2,573)
Exchange differences	9	35	—	(10)	(13)	21
Recognised in income statement	(79)	(132)	(6)	28	(17)	(206)
Recognised in other comprehensive income and equity	(34)	(73)	6	—	(8)	(109)
Tax rate change – recognised in income statement	3	13	(1)	—	3	18
Tax rate change – recognised in other comprehensive income and equity	(4)	(20)	—	—	(3)	(27)
Acquisition(2)	—	53	—	—	—	53
Transfer from assets held for sale	2	4	—	(16)	(8)	(18)
Sale of businesses	—	38	—	—	(1)	37
At 30 June 2024	(688)	(2,395)	(142)	64	357	(2,804)
Exchange differences	(31)	23	(1)	3	(5)	(11)
Recognised in income statement	(92)	78	1	(10)	131	108
Recognised in other comprehensive income and equity	(20)	(67)	3	—	(38)	(122)
Tax rate change – recognised in income statement	(2)	(2)	—	—	—	(4)
Transfer to assets held for sale	40	1	(1)	—	(1)	39
At 30 June 2025	(793)	(2,362)	(140)	57	444	(2,794)
(1)Deferred tax on other temporary differences includes hyperinflation, fair value movement on cross-currency swaps, interest and finance costs, share-based payments and intra-group sales of products.
(2)In the year ended 30 June 2024 a deferred tax asset of $53 million was recognised in relation to the purchase of shares of DeLeon Holdco LLC.

Schedule of net deferred assets and liabilities	After offsetting deferred tax assets and liabilities that relate to taxes levied by the same taxation authority on the same taxable fiscal unit, the net deferred tax liability comprises:

	2025 $ million	2024 $ million
Deferred tax assets	150	143
Deferred tax liabilities	(2,944)	(2,947)
	(2,794)	(2,804)

Schedule of unrecognized deferred tax assets and liabilities	(e) Unrecognised deferred tax assets
The following table shows the tax value of tax losses which has not been recognised due to uncertainty over their utilisation in future periods. The gross value of those losses is $741 million (2024 –
$724 million).

	2025 $ million	2024 $ million
Capital losses – indefinite	125	123
Trading losses – indefinite	42	31
Trading and capital losses – expiry dates up to 2035	26	33
	193	187